Retirement Plans - Defined Benefit Plans - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Employees at the Androscoggin, Bucksport, and Sartell mills	Jul. 31, 2012 Subsequent Event
Defined Benefit Plan Disclosure [Line Items]
Pension plan eligibility, length of service								1 year
Pension plan eligibility, minimum age								21 years of age
Component of curtailment cost comprised of amortization of prior service cost					$ 400,000
Component of curtailment cost comprised of net actuarial loss					1,487,000
Curtailment loss					1,921,000
Amortization of net actuarial loss into net periodic pension cost in next year from accumulated other comprehensive income					1,500,000
Amortization of prior service cost into net periodic pension cost in next year from accumulated other comprehensive income					800,000
Expected cash contributions to defined benefit plans in next year					9,700,000
Contribution made by employer	2,100,000	1,800,000	4,000,000	3,300,000	9,617,000	4,929,000	6,900,000		1,800,000
Accumulated benefit obligation					67,686,000	47,131,000
Expected return on plan assets assumption for next fiscal year								6.50%
Expected additional contributions in 2012	5,300,000		5,300,000
Expected decrease in estimated 2012 minimum funding requirement	$ 1,000,000		$ 1,000,000